Financial Investments - Weighted average yields of investment debt securities (Details)	Dec. 31, 2025
US Treasury | Financial investments - measured at fair value through other comprehensive income | Less than 1 year
Disclosure of financial assets [line items]
Yield	2.90%
US Treasury | Financial investments - measured at fair value through other comprehensive income | 1 to 5 years
Disclosure of financial assets [line items]
Yield	3.70%
US Treasury | Financial investments - measured at fair value through other comprehensive income | 5–10 years
Disclosure of financial assets [line items]
Yield	2.30%
US Treasury | Financial investments - measured at fair value through other comprehensive income | Over 10 years
Disclosure of financial assets [line items]
Yield	2.30%
US Treasury | Financial investments - measured at amortised cost | Less than 1 year
Disclosure of financial assets [line items]
Yield	3.20%
US Treasury | Financial investments - measured at amortised cost | 1 to 5 years
Disclosure of financial assets [line items]
Yield	3.80%
US Treasury | Financial investments - measured at amortised cost | 5–10 years
Disclosure of financial assets [line items]
Yield	3.70%
US Treasury | Financial investments - measured at amortised cost | Over 10 years
Disclosure of financial assets [line items]
Yield	2.00%
US Government agencies | Financial investments - measured at fair value through other comprehensive income | Less than 1 year
Disclosure of financial assets [line items]
Yield	0.00%
US Government agencies | Financial investments - measured at fair value through other comprehensive income | 1 to 5 years
Disclosure of financial assets [line items]
Yield	3.00%
US Government agencies | Financial investments - measured at fair value through other comprehensive income | 5–10 years
Disclosure of financial assets [line items]
Yield	4.40%
US Government agencies | Financial investments - measured at fair value through other comprehensive income | Over 10 years
Disclosure of financial assets [line items]
Yield	3.50%
US Government agencies | Financial investments - measured at amortised cost | Less than 1 year
Disclosure of financial assets [line items]
Yield	4.50%
US Government agencies | Financial investments - measured at amortised cost | 1 to 5 years
Disclosure of financial assets [line items]
Yield	4.30%
US Government agencies | Financial investments - measured at amortised cost | 5–10 years
Disclosure of financial assets [line items]
Yield	4.00%
US Government agencies | Financial investments - measured at amortised cost | Over 10 years
Disclosure of financial assets [line items]
Yield	4.70%
US Government-sponsored agencies | Financial investments - measured at fair value through other comprehensive income | Less than 1 year
Disclosure of financial assets [line items]
Yield	1.80%
US Government-sponsored agencies | Financial investments - measured at fair value through other comprehensive income | 1 to 5 years
Disclosure of financial assets [line items]
Yield	1.60%
US Government-sponsored agencies | Financial investments - measured at fair value through other comprehensive income | 5–10 years
Disclosure of financial assets [line items]
Yield	4.10%
US Government-sponsored agencies | Financial investments - measured at fair value through other comprehensive income | Over 10 years
Disclosure of financial assets [line items]
Yield	1.80%
US Government-sponsored agencies | Financial investments - measured at amortised cost | Less than 1 year
Disclosure of financial assets [line items]
Yield	0.00%
US Government-sponsored agencies | Financial investments - measured at amortised cost | 1 to 5 years
Disclosure of financial assets [line items]
Yield	2.90%
US Government-sponsored agencies | Financial investments - measured at amortised cost | 5–10 years
Disclosure of financial assets [line items]
Yield	3.70%
US Government-sponsored agencies | Financial investments - measured at amortised cost | Over 10 years
Disclosure of financial assets [line items]
Yield	2.90%
UK Government | Financial investments - measured at fair value through other comprehensive income | Less than 1 year
Disclosure of financial assets [line items]
Yield	0.00%
UK Government | Financial investments - measured at fair value through other comprehensive income | 1 to 5 years
Disclosure of financial assets [line items]
Yield	3.80%
UK Government | Financial investments - measured at fair value through other comprehensive income | 5–10 years
Disclosure of financial assets [line items]
Yield	2.60%
UK Government | Financial investments - measured at fair value through other comprehensive income | Over 10 years
Disclosure of financial assets [line items]
Yield	1.90%
UK Government | Financial investments - measured at amortised cost | Less than 1 year
Disclosure of financial assets [line items]
Yield	0.00%
UK Government | Financial investments - measured at amortised cost | 1 to 5 years
Disclosure of financial assets [line items]
Yield	3.30%
UK Government | Financial investments - measured at amortised cost | 5–10 years
Disclosure of financial assets [line items]
Yield	3.00%
UK Government | Financial investments - measured at amortised cost | Over 10 years
Disclosure of financial assets [line items]
Yield	0.00%
Hong Kong Government | Financial investments - measured at fair value through other comprehensive income | Less than 1 year
Disclosure of financial assets [line items]
Yield	1.40%
Hong Kong Government | Financial investments - measured at fair value through other comprehensive income | 1 to 5 years
Disclosure of financial assets [line items]
Yield	2.50%
Hong Kong Government | Financial investments - measured at fair value through other comprehensive income | 5–10 years
Disclosure of financial assets [line items]
Yield	2.70%
Hong Kong Government | Financial investments - measured at fair value through other comprehensive income | Over 10 years
Disclosure of financial assets [line items]
Yield	0.00%
Hong Kong Government | Financial investments - measured at amortised cost | Less than 1 year
Disclosure of financial assets [line items]
Yield	2.50%
Hong Kong Government | Financial investments - measured at amortised cost | 1 to 5 years
Disclosure of financial assets [line items]
Yield	2.70%
Hong Kong Government | Financial investments - measured at amortised cost | 5–10 years
Disclosure of financial assets [line items]
Yield	0.00%
Hong Kong Government | Financial investments - measured at amortised cost | Over 10 years
Disclosure of financial assets [line items]
Yield	0.00%
Other governments | Financial investments - measured at fair value through other comprehensive income | Less than 1 year
Disclosure of financial assets [line items]
Yield	2.80%
Other governments | Financial investments - measured at fair value through other comprehensive income | 1 to 5 years
Disclosure of financial assets [line items]
Yield	4.20%
Other governments | Financial investments - measured at fair value through other comprehensive income | 5–10 years
Disclosure of financial assets [line items]
Yield	4.30%
Other governments | Financial investments - measured at fair value through other comprehensive income | Over 10 years
Disclosure of financial assets [line items]
Yield	2.20%
Other governments | Financial investments - measured at amortised cost | Less than 1 year
Disclosure of financial assets [line items]
Yield	3.20%
Other governments | Financial investments - measured at amortised cost | 1 to 5 years
Disclosure of financial assets [line items]
Yield	3.10%
Other governments | Financial investments - measured at amortised cost | 5–10 years
Disclosure of financial assets [line items]
Yield	2.50%
Other governments | Financial investments - measured at amortised cost | Over 10 years
Disclosure of financial assets [line items]
Yield	8.00%
Asset-backed securities | Financial investments - measured at fair value through other comprehensive income | Less than 1 year
Disclosure of financial assets [line items]
Yield	0.00%
Asset-backed securities | Financial investments - measured at fair value through other comprehensive income | 1 to 5 years
Disclosure of financial assets [line items]
Yield	4.40%
Asset-backed securities | Financial investments - measured at fair value through other comprehensive income | 5–10 years
Disclosure of financial assets [line items]
Yield	3.90%
Asset-backed securities | Financial investments - measured at fair value through other comprehensive income | Over 10 years
Disclosure of financial assets [line items]
Yield	3.30%
Asset-backed securities | Financial investments - measured at amortised cost | Less than 1 year
Disclosure of financial assets [line items]
Yield	0.00%
Asset-backed securities | Financial investments - measured at amortised cost | 1 to 5 years
Disclosure of financial assets [line items]
Yield	0.00%
Asset-backed securities | Financial investments - measured at amortised cost | 5–10 years
Disclosure of financial assets [line items]
Yield	7.30%
Asset-backed securities | Financial investments - measured at amortised cost | Over 10 years
Disclosure of financial assets [line items]
Yield	0.00%
Corporate debt and other securities | Financial investments - measured at fair value through other comprehensive income | Less than 1 year
Disclosure of financial assets [line items]
Yield	3.20%
Corporate debt and other securities | Financial investments - measured at fair value through other comprehensive income | 1 to 5 years
Disclosure of financial assets [line items]
Yield	3.90%
Corporate debt and other securities | Financial investments - measured at fair value through other comprehensive income | 5–10 years
Disclosure of financial assets [line items]
Yield	4.20%
Corporate debt and other securities | Financial investments - measured at fair value through other comprehensive income | Over 10 years
Disclosure of financial assets [line items]
Yield	1.30%
Corporate debt and other securities | Financial investments - measured at amortised cost | Less than 1 year
Disclosure of financial assets [line items]
Yield	3.20%
Corporate debt and other securities | Financial investments - measured at amortised cost | 1 to 5 years
Disclosure of financial assets [line items]
Yield	3.40%
Corporate debt and other securities | Financial investments - measured at amortised cost | 5–10 years
Disclosure of financial assets [line items]
Yield	3.80%
Corporate debt and other securities | Financial investments - measured at amortised cost | Over 10 years
Disclosure of financial assets [line items]
Yield	4.80%